UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2009
                                               ------------------

Check here if Amendment [  ]: Amendment Number:
                                               --------------

       This Amendment (Check only one): |_|  is a restatement
                                        |_| adds new holdings entries


Institutional Investment Manager Filing this Report:

Name:        Starwood Real Estate Securities, LLC
Address:     591 West Putnam Avenue
             Greenwich, CT 06830


Form 13F File Number:   028-12189
                     ----------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Steven N. Gottschalk
Title:       Chief Financial Officer and Chief Compliance Officer
Phone:       203-422-7739

Signature, Place and Date of Signing:


   /s/ Steven N. Gottschalk          Greenwich, CT          November 16, 2009
------------------------------     ------------------       -----------------
         [Signature]                 [City, State]               [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                             0
                                                  ------------------------------

Form 13F Information Table Entry Total:                        24
                                                  ------------------------------

Form 13F Information Table Value Total:                     $138,156
                                                  ------------------------------
                                                         (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File Number     Name



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

                                                STARWOOD REAL ESTATE SECURITIES, LLC
                                                              FORM 13F
                                                  Quarter Ended September 30, 2009


                                                        VALUE     SHRS/OR     SH/  PUT/ INVESTMENT  OTHER         VOTING AUTHORITY
NAME OF ISSUER                 CLASS TITLE     CUSIP  (x$1,000)   PRN AMT     PRN  CALL DISCRETION  MANAGERS  SOLE     SHARED   NONE
--------------------------   --------------- --------- -------- -----------   ---  ---- ----------  --------  ----     ------   ----
ANNALY CAP MGMT INC                 COM       035710409   3,583    197,500    SH        SOLE                   197,500
BRANDYWINE RLTY TR            SH BEN INT NEW  105368203   5,434    492,214    SH        SOLE                   492,214
CAMDEN PPTY TR                  SH BEN INT    133131102   8,031    199,276    SH        SOLE                   199,276
COLONIAL PPTYS TR             COM SH BEN INT  195872106   1,119    115,000    SH        SOLE                   115,000
DIAMONDROCK HOSPITALITY CO          COM       252784301   5,980    738,300    SH        SOLE                   738,300
ENTERTAINMENT PPTYS TR       CONV PFD 9% SR E 29380T600   2,043     94,100    SH        SOLE                    94,100
EQUITY LIFESTYLE PPTYS INC          COM       29472R108   8,972    209,683    SH        SOLE                   209,683
EXTRA SPACE STORAGE INC             COM       30225T102   4,192    397,360    SH        SOLE                   397,360
FOREST CITY ENTERPRISES INC        CL A       345550107   6,277    469,488    SH        SOLE                   469,488
ISHARES TR INDEX              DJ US REAL EST  464287739   2,518     59,000    SH        SOLE                    59,000
JONES LANG LASALLE INC              COM       48020Q107   7,461    157,500    SH        SOLE                   157,500
KIMCO REALTY CORP                   COM       49446R109   5,230    401,100    SH        SOLE                   401,100
LEXINGTON REALTY TRUST              COM       529043101   9,498  1,862,389    SH        SOLE                 1,862,389
MACERICH CO                         COM       554382101   3,145    103,703    SH        SOLE                   103,703
MFA FINANCIAL INC                   COM       55272X102   2,187    274,800    SH        SOLE                   274,800
NRDC ACQUISITION CORP               COM       62941R102   8,645    836,100    SH        SOLE                   836,100
POST PPTYS INC                      COM       737464107   6,354    352,985    SH        SOLE                   352,985
PROLOGIS                        SH BEN INT    743410102  10,923    916,400    SH        SOLE                   916,400
PROLOGIS                        SH BEN INT    743410102   2,384    200,000    SH   PUT  SOLE                   200,000
SENIOR HSG PPTYS TR             SH BEN INT    81721M109   6,818    356,800    SH        SOLE                   356,800
SIMON PPTY GROUP INC NEW            COM       828806109   8,656    124,672    SH        SOLE                   124,672
THOMAS PPTYS GROUP INC              COM       884453101   3,883  1,343,726    SH        SOLE                 1,343,726
U STORE IT TR                       COM       91274F104   4,318    690,800    SH        SOLE                   690,800
VORNADO RLTY TR                 SH BEN INT    929042109  10,505    163,101    SH        SOLE                   163,101

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